Employment Benefits - Movements in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Plan assets at the beginning of year	[1]	¥ 267
Interest income		212	¥ 207	¥ 208
Plan assets at the end of year	[1]	245	267
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets at the beginning of year		267	27
Interest income		7	5
Employer contributions		72	316
Benefits paid		(110)	(72)
Gains due to remeasurement Plan assets revenue (excluding interest income)		22	(3)
Exchange differences on translation of foreign operations		(13)	(6)
Plan assets at the end of year		¥ 245	¥ 267	¥ 27

[1]	All of the plan assets are held by NemusTech, Co., Ltd. and Markt Co., Ltd.